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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 1, 2001

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Subj:  VARIFLEX SEPARATE ACCOUNT (VARIFLEX ES)
       File Nos.:  333-36529 and 811-3957

Dear Sir or Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933, please accept this letter as certification that the Variflex ES Prospectus and Statement of  Additional  Information  do not differ from that  contained in
Post-Effective  Amendment No. 4 to the  Registration  Statement  filed under the
Securities Act of 1933 and Amendment No. 5 to the  Registration  Statement filed under the  Investment  Company Act of 1940.  This  Post-Effective  Amendment was
filed electronically on April 11, 2001.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3524.

Sincerely,

REBECCA J. WEMPE

Rebecca J. Wempe
Assistant Vice President and Assistant Counsel
Security Benefit Life Insurance Company